Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Loans Receivable, Net
Schedule of loans receivable, net

Loans receivable as of December 31, 2021 and 2022 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Loans receivable:
-Within credit term	536,758	289,981	42,043
-Past due	152,934	269,658	39,097
Total loans receivable	689,692	559,639	81,140
Allowance for credit losses	(93,926)	(93,859)	(13,608)
Loans receivable, net	595,766	465,780	67,532

Schedule of activity in the allowance for loan losses

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2021 and 2022.

RMB
(Amount in Thousands)
Loans receivable—January 1 2021	5,863
Provisions	99,057
Reversal of allowance provided	(5,863)
Write off	(5,131)
Loans receivable—December 31, 2021	93,926
Provisions	681
Write off	(748)
Loans receivable—December 31, 2022	93,859